INCOME TAX BENEFIT AND DEFERRED TAX LIABILITIES (Narrative) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($) shares	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018	Dec. 31, 2020 CNY (¥) shares
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Applicable tax rate	25.00%	25.00%	25.00%
Number of shares acquired | shares	120,000,000			120,000,000
Statutory tax rate	16.50%
USD [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Applicable tax rate	25.00%
Unused tax losses [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses for which no deferred tax assets were recognized | ¥		¥ 7,410		¥ 7,800
Unused tax losses [Member] | Expiring 2020 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses | ¥				1,170
Expiry date description	Unused tax losses if unused, will expire by the end of 2021
Unused tax losses [Member] | Expiring 2021 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses | ¥				1,070
Expiry date description	Unused tax losses if unused, will expire by the end of 2022
Unused tax losses [Member] | Expiring 2022 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses | ¥				2,320
Expiry date description	Unused tax losses if unused, will expire by the end of 2023
Unused tax losses [Member] | Expiring 2023 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses | ¥				1,750
Expiry date description	Unused tax losses if unused, will expire by the end of 2024
Unused tax losses [Member] | Expiring 2024 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses | ¥				¥ 1,490
Expiry date description	Unused tax losses if unused, will expire by the end of 2025
Unused tax losses [Member] | USD [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses for which no deferred tax assets were recognized | $	$ 1,200
Unused tax losses [Member] | USD [Member] | Expiring 2020 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses | $	$ 180
Expiry date description	Unused tax losses if unused, will expire by the end of 2021
Unused tax losses [Member] | USD [Member] | Expiring 2021 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses | $	$ 160
Expiry date description	Unused tax losses if unused, will expire by the end of 2022
Unused tax losses [Member] | USD [Member] | Expiring 2022 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses | $	$ 360
Expiry date description	Unused tax losses if unused, will expire by the end of 2023
Unused tax losses [Member] | USD [Member] | Expiring 2023 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses | $	$ 270
Expiry date description	Unused tax losses if unused, will expire by the end of 2024
Unused tax losses [Member] | USD [Member] | Expiring 2024 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses | $	$ 230
Expiry date description	Unused tax losses if unused, will expire by the end of 2025
HONG KONG
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Applicable tax rate	16.50%
PRC
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Applicable tax rate	25.00%